SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Effective on or about February 15, 2018 (or such earlier date as may be agreed to by the parties), Passport Capital, LLC (“Passport Capital”) will no longer be listed as a sub-adviser to the Fund.  At that time, all references to Passport Capital in the Fund’s prospectuses, summary prospectuses and Statement of Additional Information are hereby removed.

December 22, 2017                                                                                      ALAM127/P703SP